Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Hilton Resorts Corporation (the “Seller”)	29 May 2025
HGV Depositor LLC (the “Depositor”)
5323 Millenia Lakes Boulevard, Suite 400
Orlando, Florida 32839

Re:	Hilton Grand Vacations Trust 2025‑1 (the “Issuer”)
Timeshare Loan-Backed Notes, Series 2025‑1 (the “Notes”)
Sample Timeshare Loan Agreed‑Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Seller, Depositor, Wells Fargo Securities, LLC, BofA Securities, Inc., Deutsche Bank Securities Inc., Truist Securities, Inc. and Goldman Sachs & Co. LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of (a) mortgage loans each secured by a first mortgage or first deed of trust on a fractional undivided real property interest in or a fee simple fractional interest in real estate related to one or more residential units or dwellings at a timeshare regime and/or resort, (b) purchase contract (or purchase and security agreement) loans secured by a membership interest described in a membership certificate issued by a timeshare association, (c) purchase contract (or purchase and security agreement) loans secured by a timeshare interest (other than a fee simple interest in real estate) or a membership interest in the related collection association and (d) timeshare loans (collectively, the “Timeshare Loans”) relating to the Issuer’s securitization transaction.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Seller, on behalf of the Depositor, provided us with, or instructed us to obtain, as applicable:
a.	An electronic data file (the “Initial Preliminary Data File”) labeled “Combined Pool HGVT 2025-1 (03.31.2025) No JP.xlsx” with:
i.
A tab labeled “HGV Pool Cut” and the corresponding record layout and decode information, as applicable (the “Initial Base Preliminary Hilton Data File”), that the Seller, on behalf of the Depositor, indicated contains information as of 31 March 2025 (the “Preliminary Cut‑Off Date”) relating to (a) mortgage loans each secured by a first mortgage or first deed of trust on a fractional undivided real property interest in or a fee simple fractional interest in real estate related to one or more residential units or dwellings at a timeshare regime and/or resort or (b) purchase contract (or purchase and security agreement) loans secured by a membership interest described in a membership certificate issued by a timeshare association (together, the “Preliminary Hilton Timeshare Loans”),

ii.
A tab labeled “DRI Pool Cut” and the corresponding record layout and decode information, as applicable (the “Initial Preliminary Diamond Data File”), that the Seller, on behalf of the Depositor, indicated contains information as of 2 April 2025 (the “Preliminary Diamond Cut-Off Date”) relating to purchase contract (or purchase and security agreement) loans secured by a timeshare interest (other than a fee simple interest in real estate) or a membership interest in the related collection association (the “Preliminary Diamond Timeshare Loans”) and

iii.
A tab labeled “BXG Pool Cut” and the corresponding record layout and decode information, as applicable (the “Initial Preliminary Bluegreen Data File”), that the Seller, on behalf of the Depositor, indicated contains information as the Preliminary Cut‑Off Date relating to certain timeshare loans (the “Preliminary Bluegreen Timeshare Loans”) that, collectively with the Preliminary Hilton Timeshare Loans and Preliminary Diamond Timeshare Loans, are expected to be representative of the Timeshare Loans,

b.	An electronic data file (the “Preliminary Data File”) labeled “Combined Pool HGVT 2025-1 (03.31.2025)_Corrected BXG FICO.xlsx” with:
i.
A tab labeled “HGV Pool Cut” and the corresponding record layout and decode information, as applicable (the “Preliminary Hilton Data File”), that the Seller, on behalf of the Depositor, indicated contains information as of the Preliminary Cut‑Off Date relating to the Preliminary Hilton Timeshare Loans,

ii.
A tab labeled “DRI Pool Cut” and the corresponding record layout and decode information, as applicable (the “Preliminary Diamond Data File”), that the Seller, on behalf of the Depositor, indicated contains information as of the Preliminary Diamond Cut-Off Date relating to the Preliminary Diamond Timeshare Loans and

iii.
A tab labeled “BXG Pool Cut” and the corresponding record layout and decode information, as applicable (the “Preliminary Bluegreen Data File”), that the Seller, on behalf of the Depositor, indicated contains updated information as of the Preliminary Cut‑Off Date relating to the Preliminary Bluegreen Timeshare Loans that, collectively with the Preliminary Hilton Timeshare Loans and Preliminary Diamond Timeshare Loans, are expected to be representative of the Timeshare Loans,

c.	Imaged copies of the following items (collectively, the “Hilton Source Documents”):
i.
The promissory note, purchase agreement, purchase and security agreement, purchase proposal, truth in lending disclosure, contract modification letter, contract modification log and/or other related documents (collectively and as applicable, the “Hilton Note”),

ii.	Certain printed screen shots and payment histories from the Seller’s servicing system (the “Hilton System Screen Shots”) and
iii.	The credit score certification, as applicable (the “Hilton Credit Score Certification”), that the Seller, on behalf of the Depositor, indicated relate to each Hilton Sample Timeshare Loan (as defined in Attachment A), as applicable,
d.	Imaged copies of the following items (collectively, the “Diamond Source Documents”):
i.
The promissory note, purchase agreement, purchase and sales agreement, purchase and security agreement, purchase proposal, truth in lending disclosure and/or other related documents (collectively and as applicable, the “Diamond Note”),

ii.	Certain printed screen shots and payment histories from the Seller’s servicing system (the “Diamond System Screen Shots”) and
iii.	The credit report, credit score document and/or other related documents (collectively and as appliable, the “Diamond Credit Report”), that the Seller, on behalf of the Depositor, indicated relate to each Diamond Sample Timeshare Loan (as defined in Attachment A), as applicable,
e.	Imaged copies of the following items (collectively, the “Bluegreen Source Documents,” collectively with the Hilton Source Documents and Diamond Source Documents, the “Source Documents”):
i.	The promissory note or other related documents (collectively and as applicable, the “Bluegreen Promissory Note”),
ii.	The purchase agreement, owner beneficiary agreement or other related documents (collectively and as applicable, the “Bluegreen Purchase Agreement”),
iii.	Certain printed screen shots from the Bluegreen loan servicing and accounting management system (the “Bluegreen LSAMS Screen Shots”) and
iv.	The extension agreement (the “Bluegreen Extension Agreement”), that the Seller, on behalf of the Depositor, indicated relate to each Bluegreen Sample Timeshare Loan (as defined in Attachment A), as applicable,
f.
A schedule and the corresponding record layout and decode information, as applicable (the “Diamond Loan ID and Borrower Information Mapping Schedule”), that the Seller, on behalf of the Depositor, indicated contains certain information relating to the identification of any previously originated loans corresponding to the borrower (the “Prior Diamond Loans”) of certain Diamond Sample Timeshare Loans, as applicable,

g.	The list of relevant characteristics (the “Hilton Sample Characteristics”) on the Initial Preliminary Hilton Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A,
h.	The list of relevant characteristics (the “Diamond Sample Characteristics”) on the Initial Preliminary Diamond Data File, which is shown on Exhibit 2 to Attachment A,
i.
The list of relevant characteristics (the “Bluegreen Sample Characteristics,” collectively with the Hilton Sample Characteristics and Diamond Sample Characteristics, the “Sample Characteristics”) on the Initial Preliminary Bluegreen Data File, which is shown on Exhibit 3 to Attachment A, and

j.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Initial Preliminary Hilton Data File, Initial Preliminary Diamond Data File, Initial Preliminary Bluegreen Data File, Preliminary Hilton Data File, Preliminary Diamond Data File and Preliminary Bluegreen Data File is collectively, the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A.  The Depositor is responsible for the Subject Matter, Initial Preliminary Data File, Preliminary Data File, Source Documents, Diamond Loan ID and Borrower Information Mapping Schedule, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Initial Base Preliminary Hilton Data File, Source Documents, Diamond Loan ID and Borrower Information Mapping Schedule or any other information provided to us, or that we were instructed to obtain, as applicable, by the Seller, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Hilton Timeshare Loans, Preliminary Diamond Timeshare Loans, Preliminary Bluegreen Timeshare Loans or Timeshare Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Seller, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Timeshare Loans,
iii.	Whether the originator(s) of the Timeshare Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 May 2025

Attachment A Page 1 of 4
Procedures performed and our associated findings

1.
As instructed by the Seller, on behalf of the Depositor, we appended the information for each Preliminary Hilton Timeshare Loan on the Initial Base Preliminary Hilton Data File with the corresponding normal payment amount (the “Normal Payment Amount”), which the Seller, on behalf of the Depositor, instructed us to calculate as the sum of the:

a.	Principal & interest payment and
b.	Service fee,
both as shown on the Initial Base Preliminary Hilton Data File.

The Initial Base Preliminary Hilton Data File, as adjusted is hereinafter referred to as the “Initial Preliminary Hilton Data File.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Seller, on behalf of the Depositor, described in the paragraph(s) above.

2.
As instructed by the Seller, on behalf of the Depositor, we randomly selected a sample of 50 Preliminary Hilton Timeshare Loans from the Initial Preliminary Hilton Data File (the “Hilton Sample Timeshare Loans”).  For the purpose of this procedure, the Seller, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Hilton Sample Timeshare Loans or the methodology they instructed us to use to select the Hilton Sample Timeshare Loans from the Initial Preliminary Hilton Data File.

For the purpose of the procedures described in this report, the 50 Hilton Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 1 through 50.

3.
For each Hilton Sample Timeshare Loan, we compared the Hilton Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Initial Preliminary Hilton Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Seller, on behalf of the Depositor, described in the note(s) to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Seller, on behalf of the Depositor, to use for each Hilton Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was found to be in agreement.

4.
For each timeshare loan on the Initial Preliminary Hilton Data File and Preliminary Hilton Data File, we compared the loan ID (the Loan ID”), as shown on the Initial Preliminary Hilton Data File, to the corresponding Loan ID, as shown on the Preliminary Hilton Data File, and noted that:

a.	All of the Preliminary Hilton Timeshare Loans (including the Hilton Sample Timeshare Loans) were included on both the Initial Preliminary Hilton Data File and Preliminary Hilton Data File and
b.	No timeshare loans other than the Preliminary Hilton Timeshares Loans were included on the Initial Preliminary Hilton Data File or Preliminary Hilton Data File.

Attachment A Page 2 of 4
5.
For each Hilton Sample Timeshare Loan, we compared the Hilton Sample Characteristics listed on Exhibit 1 to Attachment A (subject to the additional instruction(s) provided by the Seller, on behalf of the Depositor, described in the succeeding paragraph(s) of this Item), as shown on the Initial Preliminary Hilton Data File, to the corresponding information, as shown on the Preliminary Hilton Data File.  All such compared information was found to be in agreement.

For the purpose of this procedure, the Seller, on behalf of the Depositor, instructed us not to compare the normal payment amount Hilton Sample Characteristic which was not included on the Preliminary Hilton Data File.

6.
As instructed by the Seller, on behalf of the Depositor, we randomly selected a sample of 50 Preliminary Diamond Timeshare Loans from the Initial Preliminary Diamond Data File (the “Diamond Sample Timeshare Loans”).  For the purpose of this procedure, the Seller, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Diamond Sample Timeshare Loans or the methodology they instructed us to use to select the Diamond Sample Timeshare Loans from the Initial Preliminary Diamond Data File.

For the purpose of the procedures described in this report, the 50 Diamond Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 51 through 100.

7.
For each Diamond Sample Timeshare Loan, we compared the Diamond Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Initial Preliminary Diamond Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Seller, on behalf of the Depositor, described in the note(s) to Exhibit 2 to Attachment A.  The Source Document(s) that we were instructed by the Seller, on behalf of the Depositor, to use for each Diamond Sample Characteristic are shown on Exhibit 2 to Attachment A.  All such compared information was found to be in agreement.

8.
For each timeshare loan on the Initial Preliminary Diamond Data File and Preliminary Diamond Data File, we compared the contract number (the “Contract Number”), as shown on the Initial Preliminary Diamond Data File, to the corresponding Contract Number, as shown on the Preliminary Diamond Data File, and noted that:

a.	All of the Preliminary Diamond Timeshare Loans (including the Diamond Sample Timeshare Loans) were included on both the Initial Preliminary Diamond Data File and Preliminary Diamond Data File and
b.	No timeshare loans other than the Preliminary Diamond Timeshares Loans were included on the Initial Preliminary Diamond Data File or Preliminary Diamond Data File.

Attachment A Page 3 of 4
9.
For each Diamond Sample Timeshare Loan, we compared the Diamond Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Initial Preliminary Diamond Data File, to the corresponding information, as shown on the Preliminary Diamond Data File.  All such compared information was found to be in agreement.

10.
As instructed by the Seller, on behalf of the Depositor, we randomly selected a sample of 50 Preliminary Bluegreen Timeshare Loans from the Initial Preliminary Bluegreen Data File (the “Bluegreen Sample Timeshare Loans,” collectively with the Hilton Sample Timeshare Loans and Diamond Sample Timeshare Loans, the “Sample Timeshare Loans”).  For the purpose of this procedure, the Seller, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Bluegreen Sample Timeshare Loans or the methodology they instructed us to use to select the Bluegreen Sample Timeshare Loans from the Initial Preliminary Bluegreen Data File.

For the purpose of the procedures described in this report, the 50 Bluegreen Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 101 through 150.

11.
For each Bluegreen Sample Timeshare Loan, we compared the Bluegreen Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Initial Preliminary Bluegreen Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Seller, on behalf of the Depositor, described in the note(s) to Exhibit 3 to Attachment A.  The Source Document(s) that we were instructed by the Seller, on behalf of the Depositor, to use for each Bluegreen Sample Characteristic are shown on Exhibit 3 to Attachment A.  Except for the information shown in the succeeding paragraph of this Item, all such compared information was found to be in agreement.

There were 20 Bluegreen Sample Timeshare Loans (the “Original Credit Score (High) Bluegreen Sample Timeshare Loans”) with an original credit score (high) Bluegreen Sample Characteristic value, as shown on the Initial Preliminary Bluegreen Data File, that did not agree to the value as shown in the Bluegreen LSAMS Screen Shots.  The Seller, on behalf of the Depositor, indicated this was due to a coding error when the Seller created the Initial Preliminary Bluegreen Data File.  The Seller, on behalf of the Depositor, indicated the error was corrected on the Preliminary Bluegreen Data File.  Except as described herein, we performed no procedures to determine the accuracy completeness or reasonableness of the information provided by the Seller, on behalf of the Depositor.

Attachment A Page 4 of 4
12.
For each timeshare loan on the Initial Preliminary Bluegreen Data File and Preliminary Bluegreen Data File, we compared the loan number (the “Loan #”), as shown on the Initial Preliminary Bluegreen Data File, to the corresponding Loan #, as shown on the Preliminary Bluegreen Data File, and noted that:

a.
All of the Preliminary Bluegreen Timeshare Loans (including the Bluegreen Sample Timeshare Loans) were included on both the Initial Preliminary Bluegreen Data File and Preliminary Bluegreen Data File and

b.	No timeshare loans other than the Preliminary Bluegreen Timeshares Loans were included on the Initial Preliminary Bluegreen Data File or Preliminary Bluegreen Data File.

13.
For each Bluegreen Sample Timeshare Loan, we compared the Bluegreen Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Initial Preliminary Bluegreen Data File, to the corresponding information, as shown on the Preliminary Bluegreen Data File.  Except for the information in the succeeding paragraph of this Item, all such compared information was found to be in agreement.

Each Original Credit Score (High) Bluegreen Sample Timeshare Loan had a different original credit score (high) Bluegreen Sample Characteristic value, as shown on the Preliminary Bluegreen Data File, than on the Initial Bluegreen Preliminary Data File.  As instructed by the Seller, on behalf of the Depositor, for each Original Credit Score (High) Bluegreen Sample Timeshare Loan, we compared the original credit score (high) Bluegreen Sample Characteristic, as shown on the Preliminary Bluegreen Data File, to the corresponding information as shown in the Bluegreen LSAMS Screen Shots.  All such compared information was found to be in agreement.  Except as described herein, we performed no procedures to determine the accuracy, completeness, or reasonableness of the updated information on the Preliminary Bluegreen Data File.

Exhibit 1 to Attachment A Page 1 of 3
Hilton Sample Characteristics and Source Documents

Hilton Sample Characteristic	Initial Preliminary Hilton Data File Field Name	Source Document(s)	Note(s)

Loan ID	Loan ID	Hilton Note	i.

Borrower state	Borrower State	Hilton Note or Hilton System Screen Shots	ii., iii., iv.

Property	Property Cd	Hilton Note	iii.

Sales price	Sales Price	Hilton Note	iii.

Equity transferred	Contr Equity Amount	Hilton Note	iii., v.

Original term	Original Term	(a) Hilton Note or (b) Hilton Note and recalculation	iii., vi.

Date of sale	Contr Date Sold	Hilton Note	iii.

Cash down payment	Cash Down Payment	Hilton Note and recalculation	iii., vii.

Original balance	Original Amt	Hilton Note	iii.

Interest rate	Interest Rate	Hilton Note or Hilton System Screen Shots	ii., iii., viii.

Maturity date	Maturity Date	Hilton Note	iii.

Principal & interest payment	Principal & Interest Payment	Hilton Note or Hilton System Screen Shots	ii., iii., ix.

Normal payment amount	Normal Payment Amount	Hilton Note and recalculation	iii., x.

Next payment date	Due Date	Hilton System Screen Shots

Current balance	Principal Bal	Hilton System Screen Shots

Original credit score (high)	High Score	Hilton Credit Score Certification	xi.

Exhibit 1 to Attachment A Page 2 of 3
Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Hilton Sample Characteristics for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to note agreement if the value on the Initial Preliminary Hilton Data File agreed with the corresponding information on at least one of the indicated Source Documents (and in accordance with any other applicable note(s)).  We performed no procedures to reconcile any differences that may exist between the various Source Documents for the indicated Hilton Sample Characteristics.

iii.
For the purpose of comparing the indicated Hilton Sample Characteristics for each Hilton Sample Timeshare Loan for which the Seller, on behalf of the Depositor, provided us with more than one Hilton Note, the Seller, on behalf of the Depositor, instructed us to note agreement if the value on the Initial Preliminary Hilton Data File agreed with the corresponding information on at least one of the Hilton Notes (and in accordance with any other applicable note(s)).  We performed no procedures to reconcile any differences that may exist between the Hilton Notes for the indicated Hilton Sample Characteristics.

iv.
For the purpose of comparing the borrower state Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us not to compare the borrower state Hilton Sample Characteristic for Hilton Sample Timeshare Loans that have a borrower state value of <blank>, as shown on the Initial Preliminary Hilton Data File.

v.
For the purpose of comparing the equity transferred Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to note agreement with an equity transferred value of “0,” as shown on the Initial Preliminary Hilton Data File, if the equity transferred value is <blank>, as shown on the Hilton Note (and in accordance with any other applicable note(s)).

vi.
For the purpose of comparing the original term Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to use the Hilton Note as the Source Document (and in accordance with any other applicable note(s)).  If the original term was not specifically stated in the Hilton Note, the Seller, on behalf of the Depositor, instructed us to recalculate the original term by:

a.	Subtracting the year of the maturity date and the year of the first payment date, both as shown in the Hilton Note, and
b.	Multiplying the result obtained in a. above by 12.

Exhibit 1 to Attachment A Page 3 of 3
Notes:  (continued)

vii.
For the purpose of comparing the cash down payment Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to recalculate the cash down payment as the sum of:

a.	The difference between the:
i.	Total down payment and
ii.	Closing costs or legal and administrative costs, as applicable, and
b.	The balance down payment, as applicable,
all as shown on the Hilton Note (and in accordance with any other applicable note(s)).

viii.
For the purpose of comparing the interest rate Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to ignore absolute differences of 0.01% or less (and in accordance with any other applicable note(s)).

ix.
For the purpose of comparing the principal & interest payment Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less (and in accordance with any other applicable note(s)).

x.
For the purpose of comparing the normal payment amount Hilton Sample Characteristic for each Hilton Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to recalculate the normal payment amount as the sum of the:

a.	Principal & interest payment and
b.	Monthly administration fee, monthly administrative fee or monthly service fee, as applicable, all as shown on the Hilton Note (and in accordance with any other applicable note(s)).

xi.
The Seller, on behalf of the Depositor, instructed us not to compare the original credit score (high) Hilton Sample Characteristic for any Hilton Sample Timeshare Loan with an original credit score (high) value of <blank>, as shown on the Initial Preliminary Hilton Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Seller, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A Page 1 of 6
Diamond Sample Characteristics and Source Documents

Diamond Sample Characteristic	Initial Preliminary Diamond Data File Field Name	Source Document (s)	Note(s)

Loan ID	CONTRACT NUMBER	Diamond Note	i.

Borrower state	State	Diamond Note	ii.

Collection	Collection Group	Diamond Note	ii., iii.

Sales price	PurchasePrice	Diamond Note and recalculation, as applicable	ii., iv.

Equity transferred	Equity	Diamond Note	ii.

Wrap payment	WrapPayDown	Diamond System Screen Shots and recalculation, as applicable	v.

Original term	Original Term	Diamond Note	ii.

Date of sale	Contract Date	Diamond Note	ii.

Cash down payment	DownPayment	Diamond Note and recalculation, as applicable	ii., iv., vi.

Original balance	Original Loan Amount	Diamond Note	ii.

Interest rate	Interest Rate	Diamond Note or Diamond System Screen Shots	ii., vii.

Maturity date	Original Maturity Date	Diamond Note and recalculation, as applicable	ii., viii.

Principal & interest payment	Payment Amount	Diamond Note or Diamond System Screen Shots	ii., vii.

Next payment date	Next Payment Due Date	Diamond System Screen Shots

Current balance	R_Current_Balance	Diamond System Screen Shots	ix.

Original credit score (high)	Higher_FICO	Diamond Credit Report and Diamond Note, as applicable	x., xi.

Exhibit 2 to Attachment A Page 2 of 6
Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Diamond Sample Characteristics for each Diamond Sample Timeshare Loan for which the Seller, on behalf of the Depositor, provided us with more than one Diamond Note, the Seller, on behalf of the Depositor, instructed us to note agreement if the value on the Initial Preliminary Diamond Data File agreed with the corresponding information on at least one of the Diamond Notes (and in accordance with any other applicable note(s)).  We performed no procedures to reconcile any differences that may exist between the Diamond Notes for the indicated Diamond Sample Characteristics.

Exhibit 2 to Attachment A Page 3 of 6
Notes:  (continued)

iii.
For the purpose of comparing the collection Diamond Sample Characteristic for each Diamond Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to note agreement if the collection value, as shown on the Initial Preliminary Diamond Data File, agreed with the collection membership type, as shown on the Diamond Note, in accordance with the decode table shown below, as applicable (and in accordance with any other applicable note(s)):

Initial Preliminary Diamond Data File Value	Diamond Note Value
U. S. Collection	Diamond Resorts U.S. Collection,
U.S. Collection 7.5K Getaway – Odd,
U.S. Collection Getaway – Even,
U.S. Collection 7.5K Getaway – Even,
U.S. Collection Getaway – Even,
U.S. Collection Leisure Membership - Leisure Odd,
U.S. Collection Getaway – Odd,
U.S. Collection 7.5K Getaway – Odd,
U.S. Collection Introduction Points,
Diamond Resorts U. S. Collection 7.5K Getaway – Odd,
US Collection Term Biennial Even,
US Collection Term Biennial Odd,
US Collection Term Biennial 5500 Odd,
US Collection Pure Biennial Even,
US Collection Pure Biennial Odd,
US Collection Pure Biennial 5500 Even,
US Collection Pure Biennial 5500 Odd,
US Collection Pure Biennial 6500 Even,
US Collection Pure Biennial 8000 Even,
US Collection Pure Biennial 8000 Odd,
US Collection Pure Biennial 10000 Even,
Diamond Resorts U.S. Collection Development, LLC or
U.S. Collection Development, LLC
Hawaii Collection	Hawaii Collection Leisure Membership - Leisure Odd,
HI Collection,
HI Collection Term Biennial Odd,
HI Collection Term Biennial Even,
HI Collection Pure Biennial 6500 Even,
HI Collection Pure Biennial 6500 Odd,
HI Collection Pure Biennial 8500 Even or
Hawaii Collection Development, LLC
Cabo Azul Points	DPM Acquisition Mexico, S. De R.L. De C.V.

Exhibit 2 to Attachment A Page 4 of 6
Notes:  (continued)

iv.	For the purpose of comparing the indicated Diamond Sample Characteristics for each Diamond Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to:
a.	Use the Diamond Loan ID and Borrower Information Mapping Schedule to identify any Prior Diamond Loans, as applicable, and
b.
Sum the indicated Diamond Sample Characteristic amounts for each Diamond Sample Timeshare Loan and Prior Diamond Loan, as applicable, all as shown in the Diamond Note (and in accordance with any other applicable note(s)).

v.
The Seller, on behalf of the Depositor, instructed us not to compare the wrap payment Diamond Sample Characteristic for any Diamond Sample Timeshare Loan with a value of “0,” as shown on the Initial Preliminary Diamond Data File.

For the purpose of comparing the wrap payment Diamond Sample Characteristic for each Diamond Sample Timeshare Loan with a value greater than “0,” as shown on the Initial Preliminary Diamond Data File, the Seller, on behalf of the Depositor, instructed us to recalculate the wrap payment as follows:
a.
For each Diamond Sample Timeshare Loan that (i) has an upgrade/wrap write off principal amount transaction date, as shown in the Diamond System Screen Shots, before 1 February 2020 or (ii) has two “original amount” transaction descriptions within the span of 31 days or less, as shown in the Diamond System Screen Shots, regardless of the upgrade/wrap write off principal amount transaction date:

(1)	Use the Diamond Loan ID and Borrower Information Mapping Schedule to identify the corresponding Prior Diamond Loan(s),
(2)
Subtract the upgrade/wrap write off principal amount from the total principal amount, both as shown in the Diamond System Screen Shots, for each corresponding Prior Diamond Loan(s), subject to the additional instruction(s) provided by the Seller, on behalf of the Depositor, described in the succeeding paragraph(s) of this note, and

(3)	Sum, as applicable, the resulting amount(s) from a.(2).

The Seller, on behalf of the Depositor, instructed us to use the total principal amount, as shown in the Diamond System Screen Shots, if there was no upgrade/wrap write off principal amount shown in the Diamond System Screen Shots for any Prior Diamond Loan that had a Contr_Status of “CIR-ACT,” as shown on the Diamond Loan ID and Borrower Information Mapping Schedule.

Exhibit 2 to Attachment A Page 5 of 6
Notes:  (continued)

v.  (continued)

b.	For each Diamond Sample Timeshare Loan that has an upgrade/wrap write off principal amount transaction date, as shown in the Diamond System Screen Shots, on or after 1 February 2020:
(1)
Use the Diamond Loan ID and Borrower Information Mapping Schedule to identify the corresponding Prior Diamond Loan, or if multiple Prior Diamond Loans, the corresponding Prior Diamond Loan with the latest SOLD_DATE, as shown on the Diamond Loan ID and Borrower Information Mapping Schedule, and

(2)
Subtract the upgrade/wrap write off principal amount from the total principal amount, both as shown in the Diamond System Screen Shots, for the corresponding Prior Diamond Loan identified in b.(1), subject to the additional instruction(s) provided by the Seller, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

The Seller, on behalf of the Depositor, instructed us to use the total principal amount, as shown in the Diamond System Screen Shots, if there was no upgrade/wrap write off principal amount shown in the Diamond System Screen Shots for the Prior Diamond Loan with the latest Contr_Sold_Date, as shown on the Diamond Loan ID and Borrower Information Mapping Schedule.

vi.
For the purpose of comparing the cash down payment Diamond Sample Characteristic for each Diamond Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to recalculate the cash down payment as the sum of the:

a.	Down payment or total down payment, as applicable, and
b.	Credits received today or credits (if any), as applicable,
all as shown on the Diamond Note (and in accordance with any other applicable note(s)).

vii.
For the purpose of comparing the indicated Diamond Sample Characteristics for each Diamond Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to note agreement if the value on the Initial Preliminary Diamond Data File agreed with the corresponding information on at least one of the indicated Source Documents (and in accordance with any other applicable note(s)).  We performed no procedures to reconcile any differences that may exist between the various Source Documents for the indicated Diamond Sample Characteristics.

Exhibit 2 to Attachment A Page 6 of 6
Notes:  (continued)

viii.
For the purpose of comparing the maturity date Diamond Sample Characteristic for each Diamond Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to use the Diamond Note as the Source Document (and in accordance with any other applicable note(s)).  If the maturity date was not specifically stated in the Diamond Note, the Seller, on behalf of the Depositor, instructed us to recalculate the maturity date by:

a.	Subtracting one month from the original term, as shown in the Diamond Note (and in accordance with any other applicable note(s)), and
b.	Adding the number of months represented by the result of a. to the first payment date, as shown in the Initial Preliminary Diamond Data File.

ix.
The Seller, on behalf of the Depositor, indicated that certain of the Diamond System Screen Shots contained account activity that occurred after the Preliminary Diamond Cut‑Off Date.  For the purpose of comparing the current balance Diamond Sample Characteristic for each Diamond Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to only consider account activity that occurred on or prior to the Preliminary Diamond Cut‑Off Date.

x.
For the purpose of comparing the original credit score (high) Diamond Sample Characteristic for each Diamond Sample Timeshare Loan (and in accordance with any other applicable note(s)), the Seller, on behalf of the Depositor, instructed us to use the highest original credit score, as shown in the Diamond Credit Report, that is as of the date of sale, as shown in the Diamond Note.

xi.
The Seller, on behalf of the Depositor, instructed us not to compare the original credit score (high) Diamond Sample Characteristic for any Diamond Sample Timeshare Loan with an original credit score (high) value of “NULL,” as shown on the Initial Preliminary Diamond Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Seller, on behalf of the Depositor, described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3
Bluegreen Sample Characteristics and Source Documents

Bluegreen Sample Characteristic	Initial Preliminary Bluegreen Data File Field Name	Source Document(s)	Note(s)

Loan number	Loan #	Bluegreen Promissory Note, Bluegreen Purchase Agreement or Bluegreen LSAMS Screen Shots	i.
Original balance	Orig Note	Bluegreen Promissory Note or Bluegreen Purchase Agreement
Current balance	Curr Prin	Bluegreen LSAMS Screen Shots	ii.
Remaining term	Rem Term	Bluegreen LSAMS Screen Shots and recalculation	ii., iii.
Interest rate	Int Rate	(a) Bluegreen Promissory Note or Bluegreen Purchase Agreement or (b) Bluegreen LSAMS Screen Shots	iv.
Borrower state	Cust State	Bluegreen Purchase Agreement or Bluegreen Promissory Note	v.
Obligor country	Owner Cntyr	Bluegreen Purchase Agreement or Bluegreen Promissory Note	v.
Resort name	Resort	Bluegreen Promissory Note or Bluegreen Purchase Agreement	v., vi.
Original term	Orig Term	Bluegreen Promissory Note or Bluegreen Purchase Agreement
Days delinquent	Days Delq	Bluegreen LSAMS Screen Shots and recalculation	ii., vii.
Original credit score (high)	Credit	Bluegreen LSAMS Screen Shots	viii.
Origination date	Orig Date	Bluegreen Promissory Note or Bluegreen Purchase Agreement
Sales price	Purch Price	Bluegreen Purchase Agreement	ix.
Extension	EXTN	Bluegreen Extension Agreement	x.

Exhibit 3 to Attachment A Page 2 of 3
Notes:

i.	For identification purposes only.

ii.
The Seller, on behalf of the Depositor, indicated that certain of the Bluegreen LSAMS Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date.  For the purpose of comparing the indicated Bluegreen Sample Characteristics for each Bluegreen Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to only consider account activity shown in the Bluegreen LSAMS Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.

iii.
For the purpose of comparing the remaining term Bluegreen Sample Characteristic for each Bluegreen Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to recalculate the remaining term by:

a.	Calculating the number of days (assuming a 360-day year) between the:
(1)	NextDue (“next due date”), as shown in the Bluegreen LSAMS Screen Shots, and
(2)	Mat Date (“maturity date”), as shown on the Initial Preliminary Bluegreen Data File,
b.	Dividing the result obtained in (a) above by 30,
c.	Adding one to the result obtained in (b) above and
d.	Rounding the result obtained in (c) above to the nearest integer
(and in accordance with any other applicable note(s)).

iv.
For the purpose of comparing the interest rate Bluegreen Sample Characteristic for each Bluegreen Sample Timeshare Loan (except for Sample Timeshare Loan Number 118), the Seller, on behalf of the Depositor, instructed us to use the Bluegreen Promissory Note or Bluegreen Purchase Agreement, as applicable, as the Source Document.

For the purpose of comparing the interest rate Bluegreen Sample Characteristic for Sample Timeshare Loan Number 118, the Seller, on behalf of the Depositor, instructed us to use the Bluegreen LSAMS Screen Shots as the Source Document.

v.
For the purpose of comparing the indicated Bluegreen Sample Characteristics for each Bluegreen Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation, spelling errors or general descriptors (and in accordance with any other applicable note(s)).

vi.
For the purpose of comparing the resort name Bluegreen Sample Characteristic for each Bluegreen Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to note agreement with a resort name value of “Grande Villas at World Golf Village,” as shown on the Initial Preliminary Bluegreen Data File, if the corresponding resort name value, as shown in the applicable Source Document, was “The Resort at World Golf Village” (and in accordance with any other applicable note(s)).

Exhibit 3 to Attachment A Page 3 of 3
Notes:  (continued)

vii.
For the purpose of comparing the days delinquent Bluegreen Sample Characteristic for each Bluegreen Sample Timeshare Loan, the Seller, on behalf of the Depositor instructed us to recalculate the days delinquent as the maximum of:

a.	The result of the difference in days between the:
(1)	Preliminary Cut-Off Date and
(2)	Next due date, as shown in the Bluegreen LSAMS Screen Shots,
and
b.	Zero
(and in accordance with any other applicable note(s)).

viii.
For the purpose of comparing the original credit score (high) Bluegreen Sample Characteristic for each Bluegreen Sample Timeshare Loan (except for the Bluegreen Sample Timeshare Loans described in the succeeding paragraph(s) of this note), the Seller, on behalf of the Depositor, instructed us to use the highest original credit score, as shown in the Bluegreen LSAMS Screen Shots.  We performed no procedures to reconcile any differences that may exist relating to the information shown in the Bluegreen LSAMS Screen Shots.

The Seller, on behalf of the Depositor, instructed us not to compare the original credit score (high) Bluegreen Sample Characteristic for any Bluegreen Sample Timeshare Loans with an original credit score value of “0,” as shown on the Initial Preliminary Bluegreen Data File.

ix.
For the purpose of comparing the sales price Bluegreen Sample Characteristic for each Bluegreen Sample Timeshare Loan, the Seller, on behalf of the Depositor, instructed us to compare the sales price, as shown on the Initial Preliminary Bluegreen Data File, to the sales price, as shown in the Bluegreen Purchase Agreement, truncated to the nearest integer.

x.
The Seller, on behalf of the Depositor, instructed us not to compare the extension Bluegreen Sample Characteristic for any Bluegreen Sample Timeshare Loan, as all had an extension value of <blank>, as shown on the Initial Preliminary Bluegreen Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Seller, on behalf of the Depositor, described in the notes above.